Selected Quarterly Financial Data - Unaudited (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2013
Selected Quarterly Financial Information [Abstract]
Total net sales	$ 16,443	$ 15,042	$ 13,807	$ 12,416	$ 14,377	$ 14,235	$ 14,469	$ 12,673	$ 57,708	$ 55,754	$ 52,275
Gross Profit	4,157	4,039	3,873	3,486	3,966	3,897	4,001	3,521
Net income attributable to common shareowners	$ 2,057	$ 1,415	$ 1,328	$ 330	$ 1,325	$ 1,324	$ 1,318	$ 1,012	$ 5,130	$ 4,979	$ 4,373
Earnings Per Share of Common Stock - Basic:
Net income attributable to common shareowners	$ 2.28	$ 1.58	$ 1.49	$ 0.37	$ 1.49	$ 1.49	$ 1.48	$ 1.13	$ 5.73	$ 5.58	$ 4.82
Net income attributable to common shareowners	$ 2.26	$ 1.56	$ 1.47	$ 0.36	$ 1.47	$ 1.47	$ 1.45	$ 1.11	$ 5.66	$ 5.49	$ 4.74
Common Stock Price - High	$ 83.64	$ 82.56	$ 83.57	$ 87.50	$ 80.36	$ 91.83	$ 90.67	$ 85.46
Common Stock Price - Low	$ 74.44	$ 70.95	$ 70.71	$ 73.62	$ 66.87	$ 67.12	$ 81.19	$ 77.05
Dividends Per Share of Common Stock	$ 0.535	$ 0.535	$ 0.480	$ 0.480	$ 0.480	$ 0.480	$ 0.480	$ 0.425	$ 2.030	$ 1.865	$ 1.700
Registered Shareholders Total												22,210